Materials Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)
Chemicals (65.7%)
Linde plc	1,353,075	273,781
^ Ecolab Inc.	657,872	139,850
Air Products & Chemicals Inc.	559,595	135,226
Sherwin-Williams Co.	210,496	125,003
DuPont de Nemours Inc.	1,875,104	95,124
Dow Inc.	1,880,973	72,606
PPG Industries Inc.	597,878	60,786
Corteva Inc.	1,900,475	51,902
LyondellBasell Industries NV	676,765	43,150
FMC Corp.	328,724	32,350
Celanese Corp. Class A	303,243	27,265
^ International Flavors & Fragrances Inc.	191,648	25,526
RPM International Inc.	329,084	24,609
Eastman Chemical Co.	344,994	23,487
Albemarle Corp.	269,379	20,613
CF Industries Holdings Inc.	548,318	16,104
Scotts Miracle -Gro Co.	105,750	15,077
* Axalta Coating Systems Ltd.	536,726	12,404
Mosaic Co.	912,987	11,038
NewMarket Corp.	22,717	9,908
Huntsman Corp.	514,233	9,333
Ashland Global Holdings Inc.	137,349	9,224
Valvoline Inc.	478,447	8,779
Balchem Corp.	81,904	8,244
WR Grace & Co.	143,686	7,500
* Element Solutions Inc.	575,529	6,267
PolyOne Corp.	233,744	5,792
Quaker Chemical Corp.	33,688	5,756
* Ingevity Corp.	105,959	5,581
Chemours Co.	415,418	5,446
Sensient Technologies Corp.	107,203	5,373
Cabot Corp.	143,605	5,130
Stepan Co.	51,376	4,992
HB Fuller Co.	130,179	4,897
Olin Corp.	399,483	4,806
Innospec Inc.	62,077	4,785
Westlake Chemical Corp.	97,121	4,633
Minerals Technologies Inc.	87,317	4,306
* Livent Corp.	368,379	2,483
* GCP Applied Technologies Inc.	119,939	2,416
* Ferro Corp.	186,857	2,246
Chase Corp.	19,194	1,913
Orion Engineered Carbons SA	154,466	1,708
Trinseo SA	77,628	1,598
Tronox Holdings plc Class A	233,770	1,552

* Kraton Corp.	80,982	1,235
Tredegar Corp.	68,401	1,047
Hawkins Inc.	24,348	1,044
American Vanguard Corp.	69,629	926
* Koppers Holdings Inc.	53,582	888
FutureFuel Corp.	67,281	880
* AdvanSix Inc.	70,538	835
Kronos Worldwide Inc.	58,240	568
Rayonier Advanced Materials Inc.	151,938	330
* Intrepid Potash Inc.	247,670	305
* Venator Materials plc	152,461	200
		1,348,827
Construction Materials (3.9%)
Vulcan Materials Co.	335,787	36,372
Martin Marietta Materials Inc.	157,770	30,306
Eagle Materials Inc.	100,211	6,690
* Summit Materials Inc. NV	287,027	4,360
* US Concrete Inc.	40,460	844
* Forterra Inc.	48,483	428
		79,000
Containers & Packaging (14.8%)
Ball Corp.	826,106	58,868
* Amcor plc	4,067,750	41,532
International Paper Co.	944,670	32,166
Packaging Corp. of America	240,001	24,339
Avery Dennison Corp.	211,237	23,378
* Crown Holdings Inc.	343,849	22,498
Westrock Co.	655,522	18,394
AptarGroup Inc.	162,433	18,093
* Berry Global Group Inc.	335,825	15,082
Sonoco Products Co.	254,527	13,187
Sealed Air Corp.	392,000	12,583
Graphic Packaging Holding Co.	736,850	10,662
Silgan Holdings Inc.	196,435	6,569
O-I Glass Inc.	375,162	2,874
Greif Inc. Class A	63,194	2,147
Myers Industries Inc.	76,444	1,040
* UFP Technologies Inc.	17,068	772
		304,184
Metals & Mining (14.3%)
Newmont Corp.	2,048,065	119,750
Freeport-McMoRan Inc.	3,680,791	33,385
Nucor Corp.	765,521	32,351
Royal Gold Inc.	166,319	22,154
Reliance Steel & Aluminum Co.	169,599	16,451
Steel Dynamics Inc.	541,691	14,387
^ Cleveland-Cliffs Inc.	1,007,865	5,261
Commercial Metals Co.	300,438	5,155
Hecla Mining Co.	1,325,268	4,400
* Alcoa Corp.	470,786	4,336
Compass Minerals International Inc.	85,972	4,142
* Arconic Corp.	246,370	3,565
* Coeur Mining Inc.	615,686	3,540
^ United States Steel Corp.	430,580	3,462
Worthington Industries Inc.	99,541	2,978
Kaiser Aluminum Corp.	40,293	2,891

Carpenter Technology Corp.		121,320	2,835
* Allegheny Technologies Inc.		319,711	2,775
Materion Corp.		51,690	2,714
Warrior Met Coal Inc.		129,351	1,821
Schnitzer Steel Industries Inc.		68,265	1,072
^,* McEwen Mining Inc.		901,985	815
* Century Aluminum Co.		135,680	809
Haynes International Inc.		31,831	727
SunCoke Energy Inc.		211,887	723
* TimkenSteel Corp.		89,927	315
* Ryerson Holding Corp.		43,595	218
* Contura Energy Inc.		48,266	185
			293,217
Paper & Forest Products (1.1%)
Louisiana-Pacific Corp.		283,754	6,699
Boise Cascade Co.		98,766	3,361
Domtar Corp.		142,499	2,907
Schweitzer-Mauduit International Inc.		78,396	2,382
Neenah Inc.		42,917	2,170
PH Glatfelter Co.		112,217	1,729
* Clearwater Paper Corp.		41,997	1,217
* Verso Corp.		74,674	1,074
Mercer International Inc.		107,931	871
			22,410
Total Common Stocks (Cost $2,395,749)			2,047,638
	Coupon
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
1,2 Vanguard Market Liquidity Fund (Cost
$53,975)	0.307%	539,744	53,974
Total Investments (102.4%) (Cost $2,449,724)			2,101,612
Other Assets and Liabilities -Net (-2.4%)2			(50,103)
Net Assets (100%)			2,051,509
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $50,955,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $52,455,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
International Flavors &
Fragrances Inc.	2/2/21	GSI	3,206	(0.172)	124	—
1 Payment received/paid monthly.

Materials Index Fund

GSI—Goldman Sachs International.

At May 31, 2020, a counterparty had deposited in a segregated account securities with a value of
$91,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time b ut after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset liability). The fund had no open futures contracts at May 31, 2020.

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty

Materials Index Fund

risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,047,638	—	—	2,047,638
Temporary Cash Investments	53,974	—	—	53,974
Total	2,101,612	—	—	2,101,612
Derivative Financial Instruments
Assets
Swap Contracts	—	124	—	124
Total	—	124	—	124